Document and Entity Information	Dec. 03, 2021
Cover [Abstract]
Entity Registrant Name	Community Bankers Trust Corp
Amendment Flag	false
Entity Central Index Key	0001323648
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 03, 2021
Entity Incorporation State Country Code	VA
Entity File Number	001-32590
Entity Tax Identification Number	20-2652949
Entity Address, Address Line One	9954 Mayland Drive
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23233
City Area Code	(804)
Local Phone Number	934-9999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ESXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false